Consolidated Statements of Changes in Shareholder' Equity $ in Thousands, $ in Thousands	Common stock MXN ($) shares	Additional paid-in capital MXN ($)	Total contributed capital MXN ($)	Reserve for repurchase of shares MXN ($)	Retained earnings MXN ($)	Accumulated other comprehensive income MXN ($)	Total earned capital MXN ($)	Total controlling interest MXN ($)	Total non-controlling interest MXN ($)	USD ($) shares	MXN ($) shares
Balances at Dec. 31, 2016	$ 303,644	$ 29,786	$ 333,430	$ 1,383,124	$ 4,846,045	$ (8,052)	$ 6,221,117	$ 6,554,547	$ 132,433		$ 6,686,980
Balances (in shares) at Dec. 31, 2016 | shares	393,770,973
Repurchase of shares, net	$ (250)		(250)	(33,984)			(33,984)	(34,234)			(34,234)
Repurchase of shares, net (in shares) | shares	(324,507)
Dividends paid					(1,575,083)		(1,575,083)	(1,575,083)			(1,575,083)
Increase in non-controlling interest									17,149		17,149
Increase in reserve for repurchase of shares				116,876	(116,876)
Consolidated comprehensive income					2,127,576	(2,939)	2,124,637	2,124,637	9,866		2,134,503
Balances at Dec. 31, 2017	$ 303,394	29,786	333,180	1,466,016	5,281,662	(10,991)	6,736,687	7,069,867	159,448		$ 7,229,315
Balances (in shares) at Dec. 31, 2017 | shares	393,446,466									393,446,466	393,446,466
Issuance of shares, net (in shares) | shares										0	0
Dividends paid					(1,598,680)		(1,598,680)	(1,598,680)	(7,056)		$ (1,605,736)
Consolidated comprehensive income					2,851,822	24,169	2,875,991	2,875,991	12,357		2,888,348
Balances at Dec. 31, 2018	$ 303,394	29,786	333,180	1,466,016	6,534,804	13,178	8,013,998	8,347,178	164,749		8,511,927
Balances (in shares) at Dec. 31, 2018 | shares	393,446,466
Repurchase of shares, net	$ (1,655)		(1,655)	(242,546)			(242,546)	(244,201)			(244,201)
Repurchase of shares, net (in shares) | shares	(2,145,651)
Dividends paid					(1,598,681)		(1,598,681)	(1,598,681)			(1,598,681)
Increase in reserve for repurchase of shares				33,984	(33,984)						33,984
Consolidated comprehensive income					3,219,798	(8,984)	3,210,814	3,210,814	7,636	$ 170,535	3,218,450
Balances at Dec. 31, 2019	$ 301,739	$ 29,786	$ 331,525	$ 1,257,454	$ 8,121,937	$ 4,194	$ 9,383,585	$ 9,715,110	$ 172,385	$ 523,905	$ 9,887,495
Balances (in shares) at Dec. 31, 2019 | shares	391,300,815									391,300,815	391,300,815